Income taxes (Tables)	12 Months Ended
Mar. 31, 2017
Total Income Taxes

Total income taxes for the fiscal years ended March 31, 2015, 2016 and 2017 comprised the following:

	Millions of yen
	2015	2016	2017
Income taxes-current	¥218,552	¥267,249	¥238,172
Income taxes-deferred
Adjustments of deferred tax liabilities and assets for enacted changes in tax laws	25,040	15,160	—
Adjustments of the beginning of the year balance of a valuation allowance	—	(32,698)	—
Changes in deferred tax assets related to net operating loss carryforwards	(1,465)	(3,716)	26,669
Changes in deferred tax assets and liabilities related to property, plant and equipment and intangible assets	(9,351)	(5,333)	32,458
Other	5,291	(28,943)	(9,620)

Total income taxes-deferred	19,515	(55,530)	49,507
Other comprehensive income (loss)	15,238	(16,517)	7,661

Total income taxes	¥253,305	¥195,202	¥295,340

Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate

Reconciliation of the difference of the actual effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2015	2016	2017
Statutory income tax rate	35.8%	33.4%	31.6%
Expenses not deductible for tax purposes	0.3	0.2	0.2
Research and other credits	(0.7)	(1.4)	(0.5)
Tax credits of investment in productivity improvement facilities	(3.6)	(2.7)	(1.8)
Excess of the tax basis over the amount for financial reporting of investment in a subsidiary	—	—	(0.6)
Change in valuation allowance	2.0	(3.9)	0.1
Effect of enacted changes in tax laws and rates	3.9	1.9	—
Effect of outside basis differences of equity method investment	(0.6)	(0.3)	0.3
Goodwill impairment loss	—	0.4	0.3
Other	(0.1)	(0.4)	0.7

Actual effective income tax rate	37.0%	27.2%	30.3%

Significant Components of Deferred Tax Assets and Liabilities

Deferred income taxes primarily result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Deferred tax assets:
Investments in affiliates	¥110,312	¥109,062
Liability for employees’ retirement benefits	61,615	58,362
Property, plant and equipment and intangible assets	89,680	57,222
Accrued liabilities for loyalty programs	29,840	35,820
Marketable securities and other investments	11,368	21,733
Receivables held for sale	8,873	19,581
Operating loss carryforwards	42,747	16,078
Compensated absences	9,876	10,934
Deferred revenues regarding “Zutto Kurikoshi” and “Packet Kurikoshi”	15,820	9,235
Allowance for doubtful accounts	6,294	8,063
Inventories	10,170	7,007
Accrued bonus	5,389	5,558
Accrued enterprise tax	11,565	5,024
Other	17,543	20,578

Sub-total deferred tax assets	¥431,092	¥384,257
Less: Valuation allowance	(17,672)	(17,631)

Total deferred tax assets	¥413,420	¥366,626

Deferred tax liabilities:
Investments in affiliates	¥27,975	¥31,012
Unrealized holding gains on available-for-sale securities	20,395	25,772
Identifiable intangible assets	5,531	4,321
Other	1,261	4,100

Total deferred tax liabilities	¥55,162	¥65,205

Net deferred tax assets	¥358,258	¥301,421

Components of Net Deferred Tax Assets

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Deferred tax assets (Current assets)	¥107,058	¥81,025
Deferred tax assets (Non-current investments and other assets)	261,434	229,440
Other current liabilities	(47)	(55)
Other long-term liabilities	(10,187)	(8,989)

Total	¥358,258	¥301,421

Period Available to Offset Future Taxable Income in Each Tax Jurisdiction

The period available to offset future taxable income varies in each tax jurisdiction as follows:

Millions of yen
2017
Within 5 years	¥5,105
6 to 20 years	47,997
Indefinite periods	15,771

Total	¥68,873